Note 5 - Acquired Intangible Assets	12 Months Ended
Oct. 31, 2014
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
(5)	Acquired Intangible Assets

Following is a summary of acquired intangible assets as of October 31, 2014 and 2013, which were acquired in connection with the acquisitions of SMP Data Communications and AOS, excluding assets written-off as impaired:

	October 31, 2014
	Gross carrying amount	Weighted- average amortization period in years	Accumulated amortization
Amortizing intangible assets:
Developed technology	$2,373,447	—	$(2,373,447)
Customer list	96,355	—	(96,355)
Total	$2,469,802		$(2,469,802)

	October 31, 2013
	Gross carrying amount	Weighted- average amortization period in years	Accumulated amortization
Amortizing intangible assets:
Developed technology	$2,373,447	1.0	$(2,358,318)
Customer list	96,355	1.0	(77,084)
Total	$2,469,802		$(2,435,402)

Aggregate amortization expense for amortizing intangible assets was $40,612, $69,733 and $134,201 for the years ended October 31, 2014, 2013 and 2012, respectively. The acquired intangible assets were fully amortized in fiscal year 2014. Amortization of intangible assets is calculated using an accelerated method or a straight-line method over the estimated useful lives of the intangible assets.